Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash flows from consolidated operations		$ 19,705	$ 15,655	$ 16,670
Dividends from equity accounted units		669	800	817
Cash flows from operations		20,374	16,455	17,487
Net interest paid	[1]	(537)	(612)	(897)
Dividends paid to holders of non-controlling interests in subsidiaries		(376)	(420)	(399)
Tax paid		(4,549)	(3,602)	(2,307)
Net cash generated from operating activities		14,912	11,821	13,884
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(5,488)	(5,430)	(4,482)
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		(80)	7,733	2,675
Purchases of financial assets	[2]	(43)	(1,572)	(723)
Sales of financial assets		83	19	40
Sales of property, plant and equipment and intangible assets		49	586	138
Net funding of equity accounted units		(33)	(9)	(3)
Acquisitions of subsidiaries, joint ventures and associates		0	(5)	0
Other investing cash flows		11	(1)	(18)
Net cash (used)/generated in investing activities		(5,501)	1,321	(2,373)
Cash flows before financing activities		9,411	13,142	11,511
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(10,334)	(5,356)	(4,250)
Proceeds from additional borrowings		80	54	18
Repayment of borrowings	[1]	(203)	(2,300)	(2,795)
Lease principal payments		(315)
Proceeds from issue of equity to non-controlling interests		101	85	170
Own shares purchased from owners of Rio Tinto		(1,552)	(5,386)	(2,083)
Purchase of non-controlling interests		0	0	(194)
Other financing cash flows		4	(48)	(7)
Net cash flows used in financing activities		(12,219)	(12,951)	(9,141)
Effects of exchange rates on cash and cash equivalents		(54)	151	(12)
Net (decrease)/increase in cash and cash equivalents		(2,862)	342	2,358
Opening cash and cash equivalents less overdrafts		10,889	10,547	8,189
Closing cash and cash equivalents less overdrafts		8,027	10,889	10,547
Cash flows from consolidated operations
Profit after tax for the year		6,972	13,925	8,851
Adjustments for:
– Taxation		4,147	4,242	3,965
– Finance items		648	33	1,658
– Share of profit after tax of equity accounted units		(301)	(513)	(339)
– Net losses/(gains) on consolidation and disposal of interests in businesses		291	(4,622)	(2,344)
– Impairment charges		3,487	132	796
– Depreciation and amortisation		4,384	4,015	4,375
– Provisions (including exchange differences on provisions)		753	1,011	535
Utilisation of provisions		(539)	(620)	(714)
Utilisation of provision for post-retirement benefits		(205)	(219)	(339)
Change in inventories		28	(587)	(482)
Change in trade and other receivables		163	(421)	(138)
Change in trade and other payables		(191)	476	421
Other items	[3]	$ 68	$ (1,197)	$ 425

[1]	In 2018 and 2017 we completed bond buy-back programmes of US$1.9 billion (nominal value) and US$2.5 billion (nominal value) respectively. Net interest paid included the payment of the premiums and the accelerated interest associated with the bond redemptions (2018: US$80 million, 2017: US$259 million). There was no bond buy-back programme in 2019.
[2]	In 2019, we invested a further US$28 million in a separately managed portfolio of fixed income instruments (refer to note 20) (2018: US$1.6 billion, 2017: US$0.7 billion). As there is significant turnover in this portfolio, we have elected to report the purchases and sales of these securities on a net cash flow basis within “Purchases of financial assets”.
[3]	In 2019, other items includes the settlement of currency forward contracts relating to tax and dividend payments offset by other non-cash items. In 2018 other items included adjustments to add back mark-to-market gains of US$288 million relating to derivative contracts transacted for operational purposes and not designated in a hedge relationship, a gain of US$549 million on the sale of surplus land at Kitimat and a gain of US$167 million on the revaluation of a financial asset arising from the disposal of the Mount Pleasant coal project in 2016. In 2017, other items included adjustments to add back losses of US$501 million relating to derivative contracts transacted for operational purposes and not designated in a hedge relationship.